UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2009

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2009

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.91%

COMMON STOCKS 97.30%

Air Transportation 2.49%
Delta Air Lines, Inc.*	31,547,258	$217,676

Banks 14.45%
Bank of America Corp.	15,063,086	99,115
BB&T Corp.	3,215,349	63,632
Fifth Third Bancorp	11,390,591	27,224
JPMorgan Chase & Co.	17,367,497	443,045
M&T Bank Corp.	2,146,146	83,507
Marshall & Ilsley Corp.	1,720,900	9,826
PNC Financial Services Group, Inc. (The)	4,241,995	137,950
SunTrust Banks, Inc.	1,498,446	18,371
Wells Fargo & Co.	20,031,813	378,601
Total		1,261,271

Beverage: Soft Drinks 2.74%
Coca-Cola Enterprises, Inc.	21,317,128	239,391

Biotechnology Research & Production 3.22%
Amgen, Inc.*	3,873,419	212,457
Genentech, Inc.*	181,700	14,761
Genzyme Corp.*	786,900	54,233
Total		281,451

Building Materials 0.61%
Masco Corp.	6,811,135	53,263

Cable Television Services 1.03%
Comcast Corp. Class A	6,135,804	89,890

Communications & Media 0.68%
Time Warner, Inc.	6,398,550	59,698

Computer Services, Software & Systems 3.01%
Adobe Systems, Inc.*	1,886,400	36,426
Microsoft Corp.	3,590,200	61,392
Oracle Corp.*	9,806,546	165,044
Total		262,862

Computer Technology 0.88%
Hewlett-Packard Co.	2,205,527	76,642

Diversified Financial Services 9.02%
Bank of New York Mellon Corp. (The)	18,024,044	463,939
Goldman Sachs Group, Inc. (The)	3,260,110	263,189
MetLife, Inc.	1,514,401	43,509
Morgan Stanley	840,931	17,012
Total		787,649

Drug & Grocery Store Chains 1.33%
Kroger Co. (The)	5,157,884	116,052

Drugs & Pharmaceuticals 5.32%
Abbott Laboratories	3,364,122	186,507
Pfizer, Inc.	5,040,556	73,491
Schering-Plough Corp.	454,000	7,972
Teva Pharmaceutical Industries Ltd. ADR	4,744,434	196,657
Total		464,627

Electronics: Semi-Conductors/Components 0.42%
Intel Corp.	2,868,900	37,009

Energy: Miscellaneous 0.19%
Valero Energy Corp.	667,019	16,088

Finance Companies 0.18%
Capital One Financial Corp.	970,208	15,368

Finance: Small Loan 0.08%
SLM Corp.*	567,844	6,502

Financial Data Processing Services & Systems 0.88%
Western Union Co.	5,647,367	77,143

Foods 2.33%
J.M. Smucker Co. (The)	239,200	10,800
Kraft Foods, Inc. Class A	6,873,444	192,800
Total		203,600

Health & Personal Care 0.11%
WellPoint, Inc.*	233,900	9,695

Healthcare Management Services 0.37%
Humana, Inc.*	444,400	16,856
UnitedHealth Group, Inc.	546,587	15,485
Total		32,341

Homebuilding 0.14%
Pulte Homes, Inc.	1,228,162	12,466

Hotel/Motel 0.57%
Marriott International, Inc. Class A	3,052,400	49,785

Insurance: Multi-Line 2.13%
ACE Ltd. (Switzerland)(a)	885,336	38,654
Aon Corp.	3,973,524	147,219
Total		185,873

Investment Management Companies 1.73%
T. Rowe Price Group, Inc.	5,487,437	151,343

Leisure Time 1.01%
Carnival Corp. Unit	4,820,046	87,677

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2009

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services 2.01%
Halliburton Co.	2,410,106	$41,574
Schlumberger Ltd.	3,289,522	134,245
Total		175,819

Medical & Dental Instruments & Supplies 3.59%
Boston Scientific Corp.*	27,345,829	242,557
Covidien Ltd.	1,849,572	70,913
Total		313,470

Milling: Fruit & Grain Processing 2.67%
Archer Daniels Midland Co.	8,520,487	233,291

Multi-Sector Companies 4.34%
3M Co.	17,500	941
Eaton Corp.	3,174,292	139,732
General Electric Co.	19,652,071	238,380
Total		379,053

Oil: Crude Producers 0.51%
XTO Energy, Inc.	1,197,814	44,427

Oil: Integrated Domestic 0.54%
Occidental Petroleum Corp.	866,884	47,289

Oil: Integrated International 4.62%
Chevron Corp.	1,938,272	136,687
Exxon Mobil Corp.	3,480,892	266,219
Total		402,906

Paints & Coatings 0.66%
PPG Industries, Inc.	1,526,405	57,362

Real Estate Investment Trusts 1.54%
Annaly Capital Management, Inc.	8,894,436	134,662

Rental & Leasing Services: Consumer 1.47%
Hertz Global Holdings, Inc.*(b)	25,342,660	128,234

Retail 13.94%
Best Buy Co., Inc.	5,702,997	159,798
Costco Wholesale Corp.	18,400	829
Home Depot, Inc. (The)	11,160,782	240,292
HSN, Inc.*(b)	5,180,858	24,609
IAC/InterActiveCorp*(b)	9,454,891	138,987
J.C. Penney Co., Inc.	2,509,512	42,034
Kohl’s Corp.*	6,238,579	229,018
Lowe’s Cos, Inc.	431,600	7,885
Target Corp.	7,719,361	240,844
Ticketmaster Entertainment, Inc.*	1,415,793	8,424
Wal-Mart Stores, Inc.	2,629,480	123,901
Total		1,216,621

Securities Brokerage & Services 2.10%
Franklin Resources, Inc.	3,224,537	156,132
Legg Mason, Inc.	1,702,832	27,347
Total		183,479

Services: Commercial 1.24%
Waste Management, Inc.	3,454,361	107,742

Soaps & Household Chemicals 0.14%
Colgate-Palmolive Co.	191,700	12,468

Textiles Apparel Manufacturers 0.76%
J. Crew Group, Inc.*(b)	5,755,359	57,554
V.F. Corp.	159,100	8,913
Total		66,467

Transportation: Miscellaneous 0.01%
Expeditors International of Washington, Inc.	31,400	873

Utilities: Gas Pipelines 0.39%
El Paso Corp.	4,154,855	33,987

Utilities: Telecommunications 1.85%
AT&T, Inc.	6,571,349	161,787

Total Common Stocks (cost $12,969,242,720)		8,495,299

LIMITED LIABILITY COMPANY 0.61%

Investment Management Companies

Oaktree Capital Management LLC† (cost $136,400,000)	3,100,000	52,700

Total Long-Term Investments (cost $13,105,642,720)		8,547,999

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2009

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.18%

Repurchase Agreement

Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $194,300,000 of U.S. Treasury Bill at 0.25% due 7/2/2009; value: $194,047,410; proceeds: $190,240,397 (cost $190,240,238)	$190,240	$190,240

Total Investments in Securities 100.09% (cost $13,295,882,958)		8,738,239

Liabilities in Excess of Other Assets (0.09%)		(7,449)
Net Assets 100.00%		$8,730,790

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 — quoted prices in active markets for identical investments;
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,495,299,080
Level 2 - Other Significant Observable Inputs	242,940,238
Total	$8,738,239,318

3. FEDERAL TAX INFORMATION

As of January 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,347,045,570
Gross unrealized gain	114,272,516
Gross unrealized loss	(4,723,078,768)
Net unrealized security loss	$(4,608,806,252)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended January 31, 2009:

Affiliated Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2009	Value at 1/31/2009	Net Realized Gain (Loss) 11/1/2008 to 1/31/2009(a)	Dividend Income 11/1/2008 to 1/31/2009(a)
Hertz Global Holdings, Inc.	23,431,245	1,911,415	—	25,342,660	$128,233,860	$—	$—
IAC/InterActiveCorp	7,523,191	1,931,700	—	9,454,891	138,986,898	—	—
J. Crew Group, Inc.	5,755,359	—	—	5,755,359	57,553,590	—	—
HSN, Inc.	4,781,158	399,700	—	5,180,858	24,609,076	—	—
Total					$349,383,424	$—	$—

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Robert. S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009